Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

9.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Other tax payables (Note 1)	28,957	4,582
Accruals for user incentive programs	140,806	62,930
Accrued expenses (Note 2)	643,389	749,750
Accrued loss contingencies relating litigation and asserted claims	258,619	309,013
Others	124,563	51,717
Total	1,196,334	1,177,992

Note 1: Other tax payables mainly consisted of value-added tax payable and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous expenses related to marketing and operation activities.